Average Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Construction and Housing Portfolio	Apr. 29, 2023
Select Construction and Housing Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(22.75%)
Past 5 years	12.73%
Past 10 years	13.73%
Select Construction and Housing Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(22.89%)
Past 5 years	10.70%
Past 10 years	11.64%
Select Construction and Housing Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.36%)
Past 5 years	9.49%
Past 10 years	10.67%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1504
Average Annual Return:
Past 1 year	(22.55%)
Past 5 years	10.53%
Past 10 years	14.00%